Related party transactions - Schedule of significant related party transactions (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenue derived from related parties	¥ 108,214,768	¥ 75,946,677	¥ 21,726,545
Fee paid to related parties	720,460,329	229,901,724	27,907,101
Equity method investees talent agencies [Member]
Related Party Transaction [Line Items]
Fee paid to related parties	715,473,955	229,901,724	27,907,101
Tencent Group [Member]
Related Party Transaction [Line Items]
Fee paid to related parties	4,986,374
Purchased from related parties	112,354,423	116,100,000	71,300,000
Live Streaming Revenue [Member]
Related Party Transaction [Line Items]
Revenue derived from related parties	78,933,963	28,569,979
Live Streaming Revenue [Member] | Equity method investees talent agencies [Member]
Related Party Transaction [Line Items]
Revenue derived from related parties	78,933,963	25,164,152
Live Streaming Revenue [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Revenue derived from related parties		3,405,827
Advertisement Revenue [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Revenue derived from related parties	2,699,737	27,483,962	14,050,283
Bandwidth Fees [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Fee paid to related parties	230,752,735	258,981,005	142,548,292
Others [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Other revenue derived from related parties	26,581,068	19,892,736	7,676,262
Payment handling fees [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Fee paid to related parties	¥ 29,546,113	¥ 12,656,246	¥ 5,305,712